8. Accounts Receivable (Details - Allowance for Doubtful Accounts) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016
Receivables [Abstract]
Balance at beginning of the year	$ 1,520	$ 1,592	$ 211
Addition - Increase in doubtful accounts	202	1,536	1,151
Written off	0	(1,526)	0
Reversal	(1,002)	(152)	0
Foreign currency translation difference	(87)	70	230
Balance at end of the year	$ 633	$ 1,520	$ 1,592